Financial risk management (Details 3) - 12 months ended Dec. 31, 2025 - Cash flow hedges R$ in Thousands, $ in Thousands	USD ($)	BRL (R$)
Disclosure of detailed information about hedges [line items]
Hedging instrument	Foreign exchange gains and losses on proportion of non-derivative financial instruments cash flows
Hedged Transaction	Foreign exchange gains and losses of highly probable future monthly revenues
Nature of the Risk	Foreign Currency – R$ versus US$ Spot Rate
US Dollars ("US$")
Disclosure of detailed information about hedges [line items]
Present value of hedging instrument notional value | $	$ 34,000
Brazilian Real
Disclosure of detailed information about hedges [line items]
Present value of hedging instrument notional value | R$		R$ 187,061
Export credit note | 2022 to 2026
Disclosure of detailed information about hedges [line items]
Maturity Date	2022 to 2026
Export credit note | US Dollars ("US$") | 2022 to 2026
Disclosure of detailed information about hedges [line items]
Present value of hedging instrument notional value | $	$ 9,000
Export credit note | Brazilian Real | 2022 to 2026
Disclosure of detailed information about hedges [line items]
Present value of hedging instrument notional value | R$		49,516
Advance on foreign exchange contract | 2026
Disclosure of detailed information about hedges [line items]
Maturity Date	2026
Advance on foreign exchange contract | US Dollars ("US$") | 2026
Disclosure of detailed information about hedges [line items]
Present value of hedging instrument notional value | $	$ 25,000
Advance on foreign exchange contract | Brazilian Real | 2026
Disclosure of detailed information about hedges [line items]
Present value of hedging instrument notional value | R$		R$ 137,545